Provisions - Employee Obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 65,998
Obligations at end of year	$ 71,820	$ 65,998
Disclosure of fair value of plan assets [abstract]
Cash	2.00%	2.00%
Equity mutual funds	45.00%	46.00%
Fixed income securities	51.00%	50.00%
Real estate mutual funds	2.00%	2.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 46,570
Fair value of plan assets at the end of the year	52,152	$ 46,570
North America | Foreign defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	58,616
Obligations at end of year	62,983	58,616
North America | Post Retirement Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,382
Obligations at end of year	8,837	7,382
USA | Foreign defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	36,762
Obligations at end of year	38,195	36,762
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	29,711
Fair value of plan assets at the end of the year	32,869	29,711
CANADA | Foreign defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	21,854
Obligations at end of year	24,788	21,854
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	16,859
Fair value of plan assets at the end of the year	19,283	16,859
CANADA | Post Retirement Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,382
Obligations at end of year	8,837	7,382
Present value of defined benefit obligation [member] | North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	65,998
Service cost	607
Borrowing costs	2,599
Actuarial differences	3,555
Benefits paid	(2,994)
Exchange differences	2,149
Expenses	(94)
Obligations at end of year	71,820	65,998
Present value of defined benefit obligation [member] | USA | Foreign defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	36,762
Service cost	169
Borrowing costs	1,421
Actuarial differences	1,782
Benefits paid	(1,845)
Expenses	(94)
Obligations at end of year	38,195	36,762
Present value of defined benefit obligation [member] | CANADA | Foreign defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	21,854
Service cost	136
Borrowing costs	873
Actuarial differences	1,310
Benefits paid	(986)
Exchange differences	1,601
Obligations at end of year	24,788	21,854
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,382
Service cost	302
Borrowing costs	305
Actuarial differences	463
Benefits paid	(163)
Exchange differences	548
Obligations at end of year	8,837	7,382
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	46,570
Interest income on assets	1,824
Benefits paid	(2,831)
Actuarial return (loss) on plan assets	4,765
Other	1,824
Fair value of plan assets at the end of the year	52,152	46,570
Plan assets [member] | USA | Foreign defined benefit plans [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	29,711
Interest income on assets	1,138
Benefits paid	(1,845)
Actuarial return (loss) on plan assets	3,980
Other	(115)
Fair value of plan assets at the end of the year	32,869	29,711
Plan assets [member] | CANADA | Foreign defined benefit plans [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	16,859
Interest income on assets	686
Benefits paid	(986)
Actuarial return (loss) on plan assets	785
Other	1,939
Fair value of plan assets at the end of the year	$ 19,283	$ 16,859